The 2014 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth	Main Street® Core	Small-Cap Growth
ASSETS
Investments in mutual funds, at value:
High Yield Bond Portfolio Class I *	$440,769
Inflation Managed Portfolio Class I *		$678,574
Managed Bond Portfolio Class I *			$949,570
Equity Index Portfolio Class I *				$1,408,309
Growth Portfolio Class I *					$286,605
Main Street Core Portfolio Class I *						$256,344
Small-Cap Growth Portfolio Class I *							$32,947
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-	153
Investments sold	-	-	-	-	240	828	-
Total Assets	440,769	678,574	949,570	1,408,309	286,845	257,172	33,100
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	203	172	345	607	353	1,027	-
Investments purchased	7	-	74	-	-	-	174
Mortality and expense risk fees	261	401	562	831	169	152	19
Total Liabilities	471	573	981	1,438	522	1,179	193
NET ASSETS	$440,298	$678,001	$948,589	$1,406,871	$286,323	$255,993	$32,907
Units Outstanding	7,705	13,228	17,124	20,579	4,752	3,568	1,841
Accumulation Unit Value	$57.15	$51.25	$55.40	$68.36	$60.25	$71.74	$17.87
Cost of Investments	$382,152	$738,116	$913,371	$886,639	$219,913	$175,624	$29,494
Shares Owned in each Portfolio	62,000	65,845	81,381	32,542	15,533	9,351	2,562
	Small-Cap Index	Emerging Markets	International Value	Fidelity® VIP Money Market Service Class
ASSETS
Investments in mutual funds, at value:
Small-Cap Index Portfolio Class I *	$915,671
Emerging Markets Portfolio Class I *		$539,597
International Value Portfolio Class I *			$631,851
Fidelity VIP Money Market Service Class				$225,253
Receivables:
Due from Pacific Life Insurance Company	-	-	-	2,799
Investments sold	180	1,388	422	-
Total Assets	915,851	540,985	632,273	228,052
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	642	1,500	231	-
Investments purchased	-	-	-	2,804
Mortality and expense risk fees	533	318	377	131
Total Liabilities	1,175	1,818	608	2,935
NET ASSETS	$914,676	$539,167	$631,665	$225,117
Units Outstanding	41,968	13,734	21,998	22,574
Accumulation Unit Value	$21.79	$39.26	$28.71	$9.97
Cost of Investments	$524,038	$476,453	$683,554	$225,253
Shares Owned in each Portfolio	51,816	32,015	52,844	225,253

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth	Main Street Core	Small-Cap Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	1,481	2,339	3,348	4,608	970	854	90
Net Investment Loss	(1,481)	(2,339)	(3,348)	(4,608)	(970)	(854)	(90)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,577	(7,278)	2,823	5,351	(420)	2,209	7
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,577	(7,278)	2,823	5,351	(420)	2,209	7
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	19,694	49,096	28,615	86,897	8,180	13,018	(450)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,790	$39,479	$28,090	$87,640	$6,790	$14,373	($533)
	Small-Cap Index	Emerging Markets	International Value	Fidelity VIP Money Market Service Class (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$4
EXPENSES
Mortality and expense risk fees	3,069	1,761	2,149	254
Net Investment Loss	(3,069)	(1,761)	(2,149)	(250)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,981	1,978	(1,320)	-
Capital gains distributions from mutual fund investments (1)	-	-	-	-
Realized Gain (Loss) on Investments	1,981	1,978	(1,320)	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	24,527	28,211	9,331	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,439	$28,428	$5,862	($250)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations Commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,481)	($2,852)	($2,339)	($5,126)	($3,348)	($7,180)
Realized gain (loss) on investments	1,577	2,413	(7,278)	(2,177)	2,823	849
Change in net unrealized appreciation (depreciation) on investments	19,694	26,283	49,096	(65,657)	28,615	(24,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,790	25,844	39,479	(72,960)	28,090	(30,876)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	9,844	(17,824)	(39,175)	(24,377)	(69,736)	31,222
Policy maintenance charges	(2,334)	(4,736)	(2,583)	(5,786)	(4,287)	(9,797)
Policy benefits and terminations	-	-	-	-	-	(30,611)
Other	(1,844)	(1,507)	(3,115)	(3,242)	(3,945)	(4,281)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,666	(24,067)	(44,873)	(33,405)	(77,968)	(13,467)
NET INCREASE (DECREASE) IN NET ASSETS	25,456	1,777	(5,394)	(106,365)	(49,878)	(44,343)
NET ASSETS
Beginning of Year or Period	414,842	413,065	683,395	789,760	998,467	1,042,810
End of Year or Period	$440,298	$414,842	$678,001	$683,395	$948,589	$998,467

	Equity Index		Growth		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($4,608)	($8,448)	($970)	($2,398)	($854)	($2,729)
Realized gain (loss) on investments	5,351	43,903	(420)	(52,745)	2,209	48,326
Change in net unrealized appreciation on investments	86,897	284,290	8,180	146,917	13,018	52,888
Net Increase in Net Assets Resulting from Operations	87,640	319,745	6,790	91,774	14,373	98,485
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	38,878	(94,909)	3,616	(134,850)	9,075	(148,914)
Policy maintenance charges	(3,653)	(6,680)	(680)	(1,615)	(1,046)	(2,916)
Policy benefits and terminations	-	-	-	(36,691)	-	(170,001)
Other	(5,088)	(3,958)	(930)	(1,224)	(1,612)	(2,556)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	30,137	(105,547)	2,006	(174,380)	6,417	(324,387)
NET INCREASE (DECREASE) IN NET ASSETS	117,777	214,198	8,796	(82,606)	20,790	(225,902)
NET ASSETS
Beginning of Year or Period	1,289,094	1,074,896	277,527	360,133	235,203	461,105
End of Year or Period	$1,406,871	$1,289,094	$286,323	$277,527	$255,993	$235,203

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Small-Cap Growth		Small-Cap Index		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($90)	($140)	($3,069)	($5,713)	($1,761)	($3,455)
Realized gain on investments	7	532	1,981	4,229	1,978	1,403
Change in net unrealized appreciation (depreciation) on investments	(450)	5,307	24,527	256,294	28,211	40,610
Net Increase (Decrease) in Net Assets Resulting from Operations	(533)	5,699	23,439	254,810	28,428	38,558
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	13,595	(4,935)	16,313	(69,778)	(3,146)	107
Policy maintenance charges	(116)	(194)	(3,804)	(7,108)	(1,789)	(3,709)
Policy benefits and terminations	-	-	-	(6,895)	-	-
Other	(97)	291	(5,141)	(4,400)	(3,804)	(3,141)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,382	(4,838)	7,368	(88,181)	(8,739)	(6,743)
NET INCREASE IN NET ASSETS	12,849	861	30,807	166,629	19,689	31,815
NET ASSETS
Beginning of Year or Period	20,058	19,197	883,869	717,240	519,478	487,663
End of Year or Period	$32,907	$20,058	$914,676	$883,869	$539,167	$519,478

	Fidelity VIP Money Market

	International Value		Service Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,149)	($4,223)	($250)
Realized gain (loss) on investments	(1,320)	(16,122)	-
Change in net unrealized appreciation (depreciation) on investments	9,331	133,477	-
Net Increase (Decrease) in Net Assets Resulting from Operations	5,862	113,132	(250)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	3,451	(4,289)	224,016
Policy maintenance charges	(2,127)	(4,428)	(357)
Policy benefits and terminations	-	(56,018)	-
Other	(4,242)	(4,731)	1,708
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,918)	(69,466)	225,367
NET INCREASE IN NET ASSETS	2,944	43,666	225,117
NET ASSETS
Beginning of Year or Period	628,721	585,055	-
End of Year or Period	$631,665	$628,721	$225,117

(1) Unaudited.

(2) Operations Commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
High Yield Bond
01/01/2014 - 06/30/2014(Unaudited)	$57.15	7,705	$440,298	0.00%	0.70%	4.76%
2013	54.55	7,605	414,842	0.00%	0.70%	6.50%
2012	51.22	8,064	413,065	7.09%	0.70%	14.49%
2011	44.74	7,961	356,170	11.34%	0.70%	2.70%
2010	43.56	11,389	496,178	7.73%	0.70%	13.73%
2009	38.31	11,958	458,091	13.45%	0.70%	38.90%
Inflation Managed
01/01/2014 - 06/30/2014(Unaudited)	$51.25	13,228	$678,001	0.00%	0.70%	6.04%
2013	48.33	14,139	683,395	0.00%	0.70%	(9.55%)
2012	53.44	14,779	789,760	2.30%	0.70%	9.10%
2011	48.98	15,816	774,736	6.24%	0.70%	11.07%
2010	44.10	15,650	690,158	2.05%	0.70%	8.02%
2009	40.83	13,554	553,335	8.10%	0.70%	19.96%
Managed Bond
01/01/2014 - 06/30/2014(Unaudited)	$55.40	17,124	$948,589	0.00%	0.70%	2.95%
2013	53.81	18,556	998,467	0.00%	0.70%	(2.89%)
2012	55.41	18,820	1,042,810	5.06%	0.70%	9.95%
2011	50.40	19,757	995,693	6.21%	0.70%	3.12%
2010	48.87	16,608	811,686	3.42%	0.70%	8.20%
2009	45.17	16,127	728,448	6.27%	0.70%	20.17%
Equity Index
01/01/2014 - 06/30/2014(Unaudited)	$68.36	20,579	$1,406,871	0.00%	0.70%	6.62%
2013	64.12	20,105	1,289,094	0.00%	0.70%	31.00%
2012	48.95	21,961	1,074,896	2.38%	0.70%	14.96%
2011	42.58	22,895	974,800	3.05%	0.70%	1.11%
2010	42.11	23,304	981,280	2.01%	0.70%	14.01%
2009	36.94	25,086	926,571	1.83%	0.70%	25.48%
Growth
01/01/2014 - 06/30/2014(Unaudited)	$60.25	4,752	$286,323	0.00%	0.70%	2.44%
2013	58.82	4,718	277,527	0.00%	0.70%	33.27%
2012	44.13	8,160	360,133	0.92%	0.70%	17.41%
2011	37.59	8,228	309,290	1.07%	0.70%	(6.71%)
2010	40.30	13,261	534,340	1.10%	0.70%	10.46%
2009	36.48	13,795	503,202	1.13%	0.70%	36.33%
Main Street Core
01/01/2014 - 06/30/2014(Unaudited)	$71.74	3,568	$255,993	0.00%	0.70%	5.87%
2013	67.76	3,471	235,203	0.00%	0.70%	30.85%
2012	51.79	8,904	461,105	1.00%	0.70%	16.20%
2011	44.57	10,003	445,816	1.28%	0.70%	(0.22%)
2010	44.67	9,971	445,377	1.01%	0.70%	15.33%
2009	38.73	8,463	327,783	1.26%	0.70%	28.45%
Small-Cap Growth
01/01/2014 - 06/30/2014(Unaudited)	$17.87	1,841	$32,907	0.00%	0.70%	(1.38%)
2013	18.12	1,107	20,058	0.00%	0.70%	32.94%
2012	13.63	1,408	19,197	0.07%	0.70%	12.08%
2011	12.16	2,629	31,977	0.00%	0.70%	(3.77%)
2010	12.64	2,179	27,542	0.00%	0.70%	25.14%
2009	10.10	4,412	44,566	0.00%	0.70%	46.41%
Small-Cap Index
01/01/2014 - 06/30/2014(Unaudited)	$21.79	41,968	$914,676	0.00%	0.70%	2.58%
2013	21.25	41,602	883,869	0.00%	0.70%	37.31%
2012	15.47	46,355	717,240	1.05%	0.70%	15.32%
2011	13.42	51,912	696,514	0.64%	0.70%	(5.17%)
2010	14.15	45,114	638,345	0.81%	0.70%	25.54%
2009	11.27	51,618	581,783	1.68%	0.70%	27.30%
Emerging Markets
01/01/2014 - 06/30/2014(Unaudited)	$39.26	13,734	$539,167	0.00%	0.70%	5.55%
2013	37.19	13,967	519,478	0.00%	0.70%	7.99%
2012	34.44	14,159	487,663	0.76%	0.70%	20.67%
2011	28.54	15,765	449,951	2.23%	0.70%	(18.54%)
2010	35.04	7,561	264,924	1.08%	0.70%	26.13%
2009	27.78	8,688	241,325	3.00%	0.70%	83.51%

See Notes to Financial Statements	5	See explanation of references on Page 6

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
International Value
01/01/2014 - 06/30/2014 (Unaudited)	$28.71	21,998	$631,665	0.00%	0.70%	0.92%
2013	28.45	22,097	628,721	0.00%	0.70%	20.83%
2012	23.55	24,847	585,055	3.49%	0.70%	16.99%
2011	20.13	25,462	512,465	8.99%	0.70%	(13.51%)
2010	23.27	32,389	753,720	2.75%	0.70%	1.87%
2009	22.84	32,345	738,892	2.33%	0.70%	27.11%
Fidelity VIP Money Market Service Class (4)
04/30/2014 - 06/30/2014 (Unaudited)	$9.97	22,561	$225,117	0.01%	0.70%	(0.12%)
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invested. Such distributions had no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 4 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Separate Account of Pacific Life Insurance Company (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2014 is comprised of eleven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios of Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds (collectively, the “Funds”). The following Variable Accounts invest in Class I shares of the corresponding portfolios of Pacific Select Fund with the exception of Fidelity VIP Money Market Service Class Variable Account, which invests in Fidelity VIP Money Market Service Class Portfolio (each a “Portfolio” and collectively the “Portfolios”).

High Yield Bond	Equity Index	Small-Cap Growth	International Value
Inflation Managed	Growth	Small-Cap Index	Fidelity VIP Money Market Service Class
Managed Bond	Main Street® Core	Emerging Markets

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized a new Variable Account during 2014: the Fidelity VIP Money Market Service Class Variable Account, which commenced operations on April 30, 2014.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying portfolio for the Fidelity VIP Money Market Service Class Variable Account through a plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Money Market Service Class Variable Account and Cash Management Variable Account, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Each of the RIC Portfolios of the Pacific Select Fund utilized the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2014.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.

The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance and charges for riders are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the period ended June 30, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.80%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee from the corresponding Portfolios of PSF at an annual rate of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2014 were as follows:

Variable Accounts	Purchases	Sales

High Yield Bond	$17,763	$13,544
Inflation Managed	67	47,253
Managed Bond	2,499	83,828
Equity Index	38,878	13,201
Growth	4,015	2,973
Main Street Core	13,139	7,547

(1)	Operations commenced during 2014 (See Note 1).

Variable Accounts	Purchases	Sales

Small-Cap Growth	$13,752	$455
Small-Cap Index	16,509	12,192
Emerging Markets	1,059	11,544
International Value	5,683	10,753
Fidelity VIP Money Market Service Class (1)	225,576	323

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2014, the Variable Accounts’ holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2014 and for the year ended December 31, 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Decrease
High Yield Bond	319	(219)	100	221	(680)	(459)
Inflation Managed	2	(913)	(911)	155	(795)	(640)
Managed Bond	43	(1,475)	(1,432)	67	(961)	(894)
Equity Index	605	(131)	474	-	(1,856)	(1,856)
Growth	66	(32)	34	-	(3,442)	(3,442)
Main Street Core	190	(93)	97	95	(5,528)	(5,433)
Small-Cap Growth	738	(4)	734	19	(320)	(301)
Small-Cap Index	801	(435)	366	227	(4,980)	(4,753)
Emerging Markets	27	(260)	(233)	41	(233)	(192)
International Value	203	(302)	(99)	1	(2,751)	(2,750)
Fidelity VIP Money Market Service Class (1)	22,609	(35)	22,574

(1)	Operations commenced during 2014 (See Note 1).

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Report as of June 30, 2014

• Pacific Select Separate Account of Pacific Life Insurance Company

Form No.	15-21759-15